PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

		As of December 31,
	Note	2024	2025
At cost:
Leasehold land		868,820	847,427
Buildings		16,125,870	16,880,123
Data center equipment		24,936,431	26,597,214
Leasehold improvement		9,103,258	9,169,312
Furniture and office equipment		105,371	111,107
Vehicles		4,506	4,345
		51,144,256	53,609,528
Less: Accumulated depreciation		(14,689,668)	(17,146,803)
		36,454,588	36,462,725
Construction in progress		6,564,474	5,640,294
		43,019,062	42,103,019
Less: Impairment losses	2(o)	(2,814,929)	(4,049,195)
Property and equipment, net		40,204,133	38,053,824

The carrying amounts of the Company’s property and equipment acquired under finance leases and build-to-suit leases were RMB5,452,571 and RMB4,576,138 as of December 31, 2024 and 2025, respectively.

Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) for continuing operations was RMB3,053,194, RMB3,027,954 and RMB3,262,039 for the years ended December 31, 2023, 2024 and 2025, respectively, and included in the following captions:

	Years ended December 31,
	2023	2024	2025

Cost of revenue	2,960,711	2,937,193	3,196,952
General and administrative expenses	87,619	86,675	63,590
Research and development expenses	4,864	4,086	1,497

	3,053,194	3,027,954	3,262,039

Property and equipment with a net book value of RMB9,756,698 and RMB9,063,987 was pledged as security for bank loans (Note 11) and other financing obligations (Note 14) as of December 31, 2024 and 2025, respectively.